Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 7. Share-Based Compensation
2023 Equity Incentive Plan
On June 30, 2023, the Company’s shareholders approved the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of stock options, both incentive stock options and nonqualified stock options, stock, with and without vesting restrictions, restricted stock units (“RSUs”) and stock appreciation rights, to be granted to employees, directors and consultants. The Company is permitted to issue up to 980,000,000 ordinary shares under the 2023 Plan, plus such additional number of ordinary shares (up to 855,637,300 ordinary shares) subject to awards granted under the 2014 Equity Incentive Plan (the “2014 Plan”), to the extent such awards are forfeited, cancelled, or expire unexercised.
As of June 30, 2024, the Company had 318,823,915 ordinary shares underlying outstanding equity awards under the 2023 Plan, consisting of stock options and RSUs, and 724,581,522 ordinary shares remained available for future grants under the 2023 Plan.
The 2023 and 2014 Plans provide that they be administered by the compensation committee of the board of directors. The exercise price for stock option awards may not be less than 100% of the fair market value of the Company’s ordinary shares on the date of grant and the term of awards may not be greater than ten years. The Company determines the fair value of its ordinary shares based on the quoted market price of its ADSs. Vesting periods are determined at the discretion of the compensation committee. Awards granted to employees typically vest over two
to
four
years and directors over one year.
2014 Equity Incentive Plan
Under the 2014 Plan the Company was authorized to grant stock options, RSUs and other awards, to employees, members of the board of directors and consultants. Upon effectiveness of the 2023 Plan no further awards were available to be issued under the 2014 Plan. As of June 30, 2024, the Company had 284,934,688 ordinary shares underlying outstanding equity awards under the 2014 Plan, consisting of stock options.

Stock Options
The following is a summary of the Company’s stock option activity under the 2014 Plan and the 2023 Plan for the six months ended June 30, 2024:

($ in thousands, except share and per share data)	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	651,237,400	$0.01	8.5	$—
Granted	25,000,000	—
Exercised	—	—
Forfeited	(299,802,712)	0.01
Expired	(24,500,000)	0.02
Outstanding at June 30, 2024 (1)	351,934,688	$0.01	4.6	$—

Exercisable at June 30, 2024	263,101,355	$0.01	3.2	$—

(1)
Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s ordinary shares for those options that had exercise prices lower than the fair value of the Company’s ordinary shares.
The weighted-average grant-date fair value per share of options granted during each of the six months ended June 30, 2024 and 2023 was less than $0.01.
Option Valuation
The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2024	2023
Expected volatility	98.0%	99.3%
Risk-free interest rate	4.3%	3.8%
Expected dividend yield	—	—
Expected term (in years)	5.5	6.0
Restricted Stock Units
The 2014 Plan provided, and the 2023 Plan provides, for the award of RSUs. RSUs are granted to employees that are subject to time-based vesting conditions that lapse between one year and four years from date of grant, assuming continued employment. Compensation cost for time-based RSUs, which vest only on continued service, is recognized on a straight-line basis over the requisite service period based on the grant date fair of the RSUs, which is derived from the closing price of the Company’s ADSs on the date of grant.

The following table summarizes the Company’s RSU activity for the six months ended June 30, 2024:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2023	385,954,925	$0.00
Granted	731,393,807	0.00
Forfeited	(482,249,417)	0.00
Vested	(383,275,400)	0.00

Nonvested shares at June 30, 2024	251,823,915	$0.00

The fair value of time-based RSUs that vested during the six months ended June 30, 2024 and 2023 was approximately $0.5 million and $0.1 million, respectively.
As of June 30, 2024, 290,937,175 ordinary shares underlying vested time-based RSUs, which have been included in the condensed consolidated statement of shareholders’ (deficit) equity, were pending issuance.
Share-Based Compensation Expense
The Company classifies share-based compensation expense in the statement of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified. Total share-based compensation expense attributable to share-based payments made to employees, consultants and directors included in operating expenses in the Company’s condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 and 2023, was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in thousands)	2024	2023	2024	2023
Research and development	$13	$32	$56	$63
General and administrative	147	244	400	478
Restructuring and other costs	285	—	285	—

Total share-based compensation expense	$445	$276	$741	$541

During the three and six months ended June 30, 2024, 276,000,000 ordinary shares underlying unvested time-based RSUs held by a former executive upon termination of employment were accelerated, resulting in additional stock-based compensation expense of $0.3 million.
As of June 30, 2024, total unrecognized compensation cost related to unvested stock options and time-based RSUs was $0.2 million and $0.2 million, respectively. The Company expects total unrecognized compensation costs related to unvested stock options and RSUs to be recognized over a weighted average period of 1.8 and 1.7 years, respectively.

Note 6. Stock-Based Compensation
2023 Equity Incentive Plan
On June 30, 2023, the Company’s shareholders approved the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of stock options, both incentive stock options and nonqualified stock options, stock, with and without vesting restrictions, restricted stock units and stock appreciation rights, to be granted to employees, directors and consultants. The Company is permitted to grant up to 980,000,000 ordinary share incentive awards under the 2023 Plan.

All outstanding ordinary shares under the 2014 Equity Incentive Plan (the “2014 Plan”) relating to stock options and restricted stock units may be issued under the 2023 Plan if such awards are forfeited, cancelled or expire unexercised. As of June 30, 2023, the Company had 855,637,300 ordinary shares underlying outstanding equity awards under the 2014 Plan, consisting of stock options and restricted stock units. Accordingly, the total number of ordinary shares that may ultimately be issued under rights granted under the 2023 Plan, including shares subject to outstanding grants under the 2014 Plan, shall not exceed 1,835,637,300 ordinary shares. In addition, if an award issued under the 2023 Plan is terminated or results in any shares not being issued, the unissued or reacquired shares shall again be available for issuance under the 2023 Plan. As of December 31, 2023, the Company had 247,798,825 ordinary shares underlying outstanding equity awards under the 2023 Plan and 765,819,200 ordinary shares were available for future issuance under the 2023 Plan.
The 2023 and 2014 Plans provide that they be administered by the compensation committee of the board of directors. The exercise price for stock option awards may not be less than 100% of the fair market value of the Company’s ordinary shares on the date of grant and the term of awards may not be greater than ten years. The Company determines the fair value of its ordinary shares based on the quoted market price of its ADSs. Vesting periods are determined at the discretion of the compensation committee. Awards granted to employees typically vest over two
to four years and directors over one year.
2014 Equity Incentive Plan
Under the 2014 Plan the Company was authorized to grant stock options, restricted stock units and other awards, to employees, members of the board of directors and consultants. Upon effectiveness of the 2023 Plan no further awards were available to be issued under the 2014 Plan. As of December 31, 2023, the Company had 789,393,500 ordinary shares underlying outstanding equity awards under the 2014 Plan, consisting of stock options and restricted stock units.
Stock Options
The following is a summary of the Company’s stock option activity under the 2014 Plan and the 2023 Plan for the year ended December 31, 2023:

($ in thousands, except share and per share data)	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	513,673,885	$0.02	8.7	$—
Granted	223,690,700	0.00
Exercised	—	—
Forfeited	(27,127,185)	0.03
Expired	(59,000,000)	0.04

Outstanding at December 31, 2023 (1)	651,237,400	$0.01	8.5	$—

Exercisable at December 31, 2023	212,510,100	$0.02	7.6	$—

(1)
Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted-average grant-date fair value per share of options granted during each of the years ended December 31, 2023 and 2022 was less than $0.01.

Option Valuation
The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2023	2022
Expected volatility	98.7%	76.1%
Risk-free interest rate	3.8%	3.1%
Expected dividend yield	—	—
Expected term (in years)	6.0	6.1
Restricted Stock Units
The 2014 Plan provided, and the 2023 Plan provides, for the award of restricted stock units (“RSUs”). RSUs are granted to employees that are subject to time-based vesting conditions that lapse between one year and four years from date of grant, assuming continued employment. Compensation cost for time-based RSUs, which vest only on continued service, is recognized on a straight-line basis over the requisite service period based on the grant date fair of the RSU’s, which is derived from the closing price of the Company’s ADS’s on the date of grant.
The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2023:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2022	21,475,400	$0.01
Granted	407,843,000	0.00
Forfeited	—	—
Vested	(43,363,475)	0.01

Nonvested shares at December 31, 2023	385,954,925	$0.00

The fair value of time-based RSUs that vested during the year ended December 31, 2023 was approximately $0.2 million. No time-based RSUs vested during the year ended December 31, 2022.
As of December 31, 2023, 28,151,775 ordinary shares underlying vested time-based RSUs, which have been included in the consolidated statement of shareholders’ equity, were pending issuance.
Stock-Based Compensation Expense
The Company classifies stock-based compensation expense in the statement of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified. Total stock-based compensation expense attributable to stock-based payments made to employees, consultants and directors included in operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022, was as follows:

	Year Ended December 31,
($ in thousands)	2023	2022
Research and development	$153	$120
General and administrative	997	615

Total stock-based compensation expense	$1,150	$735

As of December 31, 2023, total unrecognized compensation cost related to unvested stock options and time-based RSUs was $1.7 million and $0.6 million, respectively, each of which is expected to be recognized over a weighted average period of 2.4 years.